STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Comprehensive income	$ 5,568	$ 8,282	$ 8,418